Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill by segment for the years ended December 31, 2022 and 2023 are as follows:

	Color Cosmetics Brands	Skincare Brands	Total
	RMB
Balance as of December 31, 2021	20,596	848,825	869,421
Increase in goodwill related to acquisition	5,266	-	5,266
Foreign currency translation adjustments	-	(17,542)	(17,542)
Balance as of December 31, 2022	25,862	831,283	857,145
Foreign currency translation adjustments	-	53,461	53,461
Impairment provided(i)	-	(354,039)	(354,039)
Balance as of December 31, 2023	25,862	530,705	556,567

(i)
The Group tested goodwill for impairment at reporting unit level. Management performed impairment testing of Eve Lom reporting unit using the quantitative impairment method and recorded goodwill impairment loss of RMB354.0 million for the year ended December 31, 2023. As of December 31, 2023, the gross amount, accumulated impairment losses and net carrying amount of goodwill associated with the Eve Lom reporting unit was RMB747.0 million, RMB 354.0 million and RMB393.0 million respectively.